LEGG MASON PARTNERS INCOME TRUST

NOVEMBER 9, 2010

SUPPLEMENT TO SUMMARY PROSPECTUS OF

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

DATED JUNE 28, 2010

AND

SUPPLEMENT TO PROSPECTUS OF

WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

DATED JUNE 28, 2010

Summary Prospectus

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated June 28, 2010, as supplemented on November 9, 2010, and as may be amended or further supplemented, the fund’s statement of additional information, dated June 28, 2010 and as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated February 28, 2010, are incorporated by reference into this Summary Prospectus.

Prospectus

The following text replaces any information to the contrary in the section of the Prospectus titled “Dividends, distributions and taxes – Dividends and distributions”:

Effective November 9, 2010, Western Asset Emerging Markets Debt Portfolio typically pays dividends from income quarterly. Annual distributions of capital gains are made at the end of the year in which the gain is realized, or the beginning of the next year.

The fund may pay additional distributions and dividends at other times if necessary to avoid a federal tax.

WASX012984